Exhibit 99.1

World Omni Auto Receivables Trust 2017-B

Monthly Servicer Certificate

March 31, 2019

Dates Covered
Collections Period	03/01/19 - 03/31/19
Interest Accrual Period	03/15/19 - 04/14/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/19	369,362,108.84	19,724
Yield Supplement Overcollateralization Amount 02/28/19	16,813,590.87	0
Receivables Balance 02/28/19	386,175,699.71	19,724
Principal Payments	13,054,488.85	294
Defaulted Receivables	928,691.28	41
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/19	15,931,043.14	0
Pool Balance at 03/31/19	356,261,476.44	19,389

Pool Statistics	$ Amount	# of Accounts
Pool Factor	52.81%
Prepayment ABS Speed	1.28%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	3,276,919.93	150
Past Due 61-90 days	1,038,612.69	52
Past Due 91-120 days	351,415.95	16
Past Due 121+ days	0.00	0
Total	4,666,948.57	218

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.25%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.37%
Delinquency Trigger Occurred	NO

Recoveries	549,288.39
Aggregate Net Losses/(Gains) - March 2019	379,402.89
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.18%
Prior Net Losses Ratio	1.05%
Second Prior Net Losses Ratio	1.68%
Third Prior Net Losses Ratio	1.36%
Four Month Average	1.32%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.02%

Overcollateralization Target Amount	7,303,360.27
Actual Overcollateralization	7,303,360.27
Weighted Average APR	3.25%
Weighted Average APR, Yield Adjusted	5.50%
Weighted Average Remaining Term	48.45

Flow of Funds	$ Amount

Collections	14,578,442.26
Investment Earnings on Cash Accounts	15,031.14
Servicing Fee	(321,813.08)
Transfer to Collection Account	0.00
Available Funds	14,271,660.32

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	592,924.15
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	5,528,709.17
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	7,303,360.27
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	823,657.98

Total Distributions of Available Funds	14,271,660.32

Servicing Fee	321,813.08
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 03/15/19	361,790,185.61
Principal Paid	12,832,069.44
Note Balance @ 04/15/19	348,958,116.17

Class A-1
Note Balance @ 03/15/19	0.00
Principal Paid	0.00
Note Balance @ 04/15/19	0.00
Note Factor @ 04/15/19	0.0000000%

Class A-2a
Note Balance @ 03/15/19	34,555,092.80
Principal Paid	6,416,034.72
Note Balance @ 04/15/19	28,139,058.08
Note Factor @ 04/15/19	22.5112465%

Class A-2b
Note Balance @ 03/15/19	34,555,092.81
Principal Paid	6,416,034.72
Note Balance @ 04/15/19	28,139,058.09
Note Factor @ 04/15/19	22.5112465%

Class A-3
Note Balance @ 03/15/19	229,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/19	229,000,000.00
Note Factor @ 04/15/19	100.0000000%

Class A-4
Note Balance @ 03/15/19	52,030,000.00
Principal Paid	0.00
Note Balance @ 04/15/19	52,030,000.00
Note Factor @ 04/15/19	100.0000000%

Class B
Note Balance @ 03/15/19	11,650,000.00
Principal Paid	0.00
Note Balance @ 04/15/19	11,650,000.00
Note Factor @ 04/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	615,932.90
Total Principal Paid	12,832,069.44
Total Paid	13,448,002.34

Class A-1
Coupon	1.28000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.61000%
Interest Paid	46,361.42
Principal Paid	6,416,034.72
Total Paid to A-2a Holders	6,462,396.14

Class A-2b
One-Month Libor	2.48375%
Coupon	2.58375%
Interest Paid	76,881.48
Principal Paid	6,416,034.72
Total Paid to A-2b Holders	6,492,916.20

Class A-3
Coupon	1.95000%
Interest Paid	372,125.00
Principal Paid	0.00
Total Paid to A-3 Holders	372,125.00

Class A-4
Coupon	2.25000%
Interest Paid	97,556.25
Principal Paid	0.00
Total Paid to A-4 Holders	97,556.25

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	0.00
Total Paid to B Holders	23,008.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.9322711
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.4225184
Total Distribution Amount	20.3547895

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.3708914
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	51.3282778
Total A-2a Distribution Amount	51.6991692

A-2b Interest Distribution Amount	0.6150518
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	51.3282778
Total A-2b Distribution Amount	51.9433296

A-3 Interest Distribution Amount	1.6250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6250000

A-4 Interest Distribution Amount	1.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8750000

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	430.85
Noteholders' Principal Distributable Amount	569.15

Account Balances	$ Amount

Reserve Account
Balance as of 03/15/19	1,664,191.04
Investment Earnings	3,321.38
Investment Earnings Paid	(3,321.38)
Deposit/(Withdrawal)	-
Balance as of 04/15/19	1,664,191.04
Change	-

Required Reserve Amount	1,664,191.04